Income taxes	12 Months Ended
Mar. 31, 2016
Income taxes

12.    Income taxes:

Total income taxes recognized for the fiscal years ended March 31, 2014, 2015 and 2016 are as follows:

	2014	2015	2016
	Millions of yen
Income from continuing operations	¥486,546	¥397,349	¥354,825
Other comprehensive income (loss) (Note 15)	98,130	50,100	(128,200)
Additional paid-in capital (Note 15)	—	(34,823)	—

Total income taxes	¥584,676	¥412,626	¥226,625

Substantially all of NTT Group’s income before income taxes and equity in earnings (losses) of affiliated companies for all periods presented and the related income tax expenses (benefits) are related to domestic operations. During the fiscal year ended March 31, 2014, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 28.05%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 38%. During the fiscal year ended March 31, 2015, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 25.5%, a Corporate Inhabitant Tax of approximately 5% and a deductible Corporate Enterprise Tax of approximately 8%, which in the aggregate resulted in a combined statutory income tax rate of approximately 36%. During the fiscal year ended March 31, 2016, NTT and its domestic subsidiaries were subject to a National Corporate Tax of 24.95%, a Corporate Inhabitant Tax of approximately 4% and a deductible Corporate Enterprise Tax of approximately 6%, which in the aggregate resulted in a combined statutory income tax rate of approximately 33%. The rate of the Corporate Inhabitant Tax and Corporate Enterprise Tax differs depending on the municipalities.

The “Act on the Partial Revision of the Income Tax Act” and other laws were enacted on March 20, 2014, changing, among other things, the tax rates for fiscal years beginning on or after April 1, 2014. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary differences anticipated to be resolved in the fiscal year ended March 31, 2015 was lowered from approximately 38% to approximately 36%. As a result, net deferred tax assets decreased by ¥12,583 million, whose effect is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥9,595 million.

The “Act on the Partial Revision of the Income Tax Act” and other laws were enacted on March 31, 2015, changing, among other things, the tax rates for fiscal years beginning on or after April 1, 2015. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary differences anticipated to be resolved in the fiscal year ended March 31, 2016 and the fiscal years ending March 31, 2017 and thereafter were lowered from approximately 36% to approximately 33% and 32%. As a result, net deferred tax assets decreased by ¥54,357 million, whose effect is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥47,841 million.

The “Act on the Partial Revision of the Income Tax Act” and other laws were enacted on March 29, 2016, changing, among other things, the tax rates for fiscal years beginning on or after April 1, 2016. Due to this change, the statutory tax rate applied to the calculation of the amount of deferred tax assets and liabilities in relation to the temporary differences anticipated to be resolved in the fiscal year ending March 31, 2017 and thereafter were lowered from approximately 32% to approximately 31%. As a result, net deferred tax assets decreased by ¥32,665 million, whose effect is included in “Income tax expenses (benefit): Deferred” in the consolidated statements of income. Net income attributable to NTT decreased ¥23,703 million.

NTT files a consolidated tax return with its wholly owned subsidiaries for National Corporate Tax purposes. The realizable amounts of deferred tax assets related to National Corporate Tax are assessed on the basis of the projected future taxable income of NTT and its wholly owned subsidiaries. As of March 31, 2016, NTT had 81 wholly owned subsidiaries in Japan, including NTT East, NTT West and NTT Communications.

Reconciliations of the difference between the actual effective income tax rate of NTT Group and the statutory tax rate are as follows:

	Percent of income before income taxes and equity in earnings of affiliated companies
	2014	2015	2016
Statutory tax rate	37.98%	35.60%	33.03%
Expenses not deductible for tax purposes	0.11	0.42	0.23
Tax credits	(1.40)	(4.54)	(4.19)
Net change in valuation allowance	(0.36)	1.26	(5.82)
Effect of changes in the enacted tax rates	1.45	5.19	2.19
Equity in earnings (losses) of affiliated companies	(1.57)	0.11	0.07
Other	1.38	(0.79)	1.18

Effective tax rate	37.59%	37.25%	26.69%

Significant components of deferred tax assets and liabilities at March 31, 2015 and 2016 are as follows:

	2015	2016
	Millions of yen
Deferred tax assets:
Liability for employees’ retirement benefits	¥458,453	¥531,614
Accrued enterprise tax	12,954	21,659
Property, plant, equipment, software and other	349,013	358,883
Compensated absences	82,257	76,631
Accrued bonus	34,933	32,771
Unamortized purchases of leased assets	6,708	5,801
Operating loss carryforwards	201,211	198,155
Accrued liabilities for loyalty programs	45,477	34,284
Deferred revenues regarding Nikagetsu Kurikoshi	10,723	15,820
Investments in affiliates	102,848	110,549
Other	186,501	194,075

Total gross deferred tax assets	1,491,078	1,580,242
Less—Valuation allowance	(265,950)	(171,710)

Total deferred tax assets	1,225,128	1,408,532

Deferred tax liabilities:
Unrealized gains on securities	(64,773)	(46,367)
Investment in subsidiary, principally arising upon issuance of stock	(226,474)	(207,594)
Property, plant, equipment and other	(119,714)	(122,843)
Identifiable intangible assets	(82,550)	(79,232)
Investments in affiliates	(59,687)	(58,964)
Prepaid pension costs	(36,078)	(25,080)
Other	(28,405)	(32,115)

Total gross deferred tax liabilities	(617,681)	(572,195)

Net deferred tax assets	¥607,447	¥836,337

The valuation allowance at March 31, 2015 and 2016 mainly related to deferred tax assets of NTT and certain subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net change in the total valuation allowance for the years ended March 31, 2014, 2015 and 2016 were an increase of ¥6,228 million, an increase of ¥6,029 million and a decrease of ¥94,240 million, respectively.

The impact of change in estimates about the realizability of deferred tax assets included in the net changes in the valuation allowance for the fiscal years ended March 31, 2014, 2015 and 2016 were a decrease of ¥17,937 million, a decrease of ¥13,362 million and a decrease of ¥90,774 million, respectively. The decrease of ¥17,937 million for the fiscal year ended March 31, 2014 was due primarily to change in the estimate of the realizability of NTT America’s deferred tax assets in connection with its acquisitions. The decrease of ¥90,774 million for the fiscal year ended March 31, 2016 was due primarily to a decrease of ¥43,687 million for regional tax in NTT West related to the improvement of its forecast of future taxable income and a decrease of ¥32,698 million in NTT DOCOMO considering prudent and feasible tax-planning strategies that became available during the year.

Realization of the deferred tax assets depends upon the generation of future taxable income during the periods in which those temporary differences become deductible and loss carryforwards are utilizable. Management considers the projected future taxable income, tax-planning strategies and scheduled reversal of deferred tax liabilities in making this assessment. Realization of the deferred tax assets is substantially dependent upon continued profitability and NTT anticipates that it will continue to generate substantial income. Although realization is not assured, management believes it is more likely than not that all of the deferred tax assets, less valuation allowance, will be realized. The amount of such net assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Net deferred tax assets at March 31, 2015 and 2016 are included in the consolidated balance sheets as follows:

	2015	2016
	Millions of yen
Deferred income taxes (current assets)	¥219,333	¥260,446
Deferred income taxes (investments and other assets)	589,937	746,561
Other current liabilities	(4,970)	(4,123)
Deferred income taxes (long-term liabilities)	(196,853)	(166,547)

Total	¥607,447	¥836,337

At March 31, 2016, NTT and certain subsidiaries had operating loss carryforwards for tax purposes of ¥668,733 million, which may be used as a deduction in determining taxable income in future periods. The period available to offset future taxable income varies in each tax jurisdiction as follows:

Year ended March 31, 2016	Millions of yen
Within 5 years	¥285,305
6 to 20 years	266,976
Indefinite periods	116,452

Total	¥668,733

At March 31, 2015 and 2016, the amount of unrecognized deferred tax liabilities for a portion of the undistributed earnings of NTT’s foreign subsidiaries was immaterial.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

2015
Millions of yen
Balance at March 31, 2014	¥5,383
Increase in tax position of current year	402
Decrease in tax position of prior year	(1,010)
Foreign currency translation adjustments	979

Balance at March 31, 2015	¥5,754

2016
Millions of yen
Balance at March 31 2015	¥5,754
Increase in tax position of current year	491
Decrease in tax position of prior year	(1,302)
Foreign currency translation adjustments	362

Balance at March 31, 2016	¥5,305

The unrecognized tax benefit which would favorably affect the effective income tax rate in future periods was ¥5,754 million and ¥5,305 million at March 31, 2015 and 2016, respectively. NTT does not expect any material changes in its accrued liabilities for unrecognized tax benefits in the next 12 months. NTT Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of income tax expense (benefit) in the consolidated statements of income. The total amounts of interest and penalties related to unrecognized tax benefits for the fiscal years ended March 31, 2014, 2015 and 2016 were immaterial. As of March 31, 2016, tax inquiries for NTT and its principal subsidiaries for fiscal years ended March 31, 2015 and prior have been completed by the tax authorities.